Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jul. 24, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 25, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description				The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate, was payable to the underwriters for deferred underwriting commissions.		The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions.
Deferred underwriting fee				$ 6,000
Underwriting fees	$ 12,100			6,000
Rental expenses				$ 528
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares)				4,500,000		4,500,000
Vicarious Surgical US Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Rental expenses		$ 415	$ 108		$ 227		$ 447	$ 443
Lease agreement									12 years
Rental Payments		$ 9,700		$ 9,700